Note 17 - Spin-Out Transaction (Details Textual) - CAD ($)			12 Months Ended
	Jan. 31, 2025	Nov. 04, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Nov. 05, 2024
Statement Line Items [Line Items]
Expense from share-based payment transactions					$ 42,702
Gain (loss) on spin-out transaction			$ 1,914,814	$ 0	$ 0
Deferred gain on spin out transaction			$ 477,000	$ 0
Foremost warrant ]member] | Rio Grande common share [member]
Statement Line Items [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in shares)		2
Foremost option [member]
Statement Line Items [Line Items]
Number of options to be transferred and exchanged		0.9136
Number of options received in exchange (in shares)		1
Foremost option 2 [member]
Statement Line Items [Line Items]
Number of options to be transferred and exchanged		0.0864
Option modification [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions		$ 13,200
Foremost RSU [member]
Statement Line Items [Line Items]
Number of units to be transferred and exchanged		0.9136
Foremost RSU 1 [member]
Statement Line Items [Line Items]
Number of units to be transferred and exchanged		0.0864
Rio Grande Resources Ltd [member]
Statement Line Items [Line Items]
Market target price, share options granted (in CAD per share)	$ 0.095
Rio Grande Resources Ltd [member]
Statement Line Items [Line Items]
Gain (loss) on spin-out transaction	$ 2,391,814
Rio Grande Resources Ltd [member] | Barnard promissory note [member]
Statement Line Items [Line Items]
Borrowings, interest rate		8.95%
Number of shares issued (in shares)	25,827,349
Number of warrants issued during the period (in shares)	9,281,236
Warrants issued, fair value	$ 2,604,781
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	5,152,557
Rio Grande Resources Ltd [member] | Foremost promissory note [member]
Statement Line Items [Line Items]
Borrowings		$ 520,000				$ 520,000
Borrowings, interest rate						8.95%
Rio Grande Resources Ltd [member] | Key management personnel of entity or parent [member] | Barnard promissory note [member]
Statement Line Items [Line Items]
Borrowings		$ 677,450				$ 677,450
Borrowings, interest rate		8.95%				8.95%
Sierra Gold & Silver Ltd. [member]
Statement Line Items [Line Items]
Proportion of voting rights held in subsidiary		100.00%